FINANCE LEASE LIABILITY	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Finance lease liability	FINANCE LEASE LIABILITY
As of June 30, 2022, the Company chartered-in seven container vessels under sale and leaseback transactions with an Asia based financial institution (December 31, 2021: seven). The seven vessels are accounted for as vessels under finance lease (refer to Note 8: Vessels under Finance Lease, net).

(in thousands of $)	June 30, 2022	December 31, 2021
Finance lease liability, current portion	52,397	51,204
Finance lease liability, long-term portion	446,426	472,996
	498,823	524,200

Interest incurred on the finance lease liability in the six months ended June 30, 2022 was $12.0 million (six months ended June 30, 2021: $13.1 million).